Derivatives and Hedging Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 AUD ($) instrument contract	Dec. 31, 2017 USD ($) instrument contract	Dec. 31, 2017 GBP (£) instrument contract
Derivative [Line Items]
Number of interest rate cap contracts | contract				2	2	2
Foreign currency exchange contracts
Derivative [Line Items]
Gain (loss) reclassified from OCI into earnings		$ 0	$ 0
Interest rate cap contracts
Derivative [Line Items]
Derivative instrument, notional amount					$ 405,300,000	£ 300,000,000
Cash Flow Hedges
Derivative [Line Items]
Derivative number of instruments held | instrument				2	2	2
Cash Flow Hedges | Foreign currency exchange contracts
Derivative [Line Items]
Derivative instrument, notional amount					$ 12,600,000
Net derivative gain (loss) included in OCI to be reclassified into earnings	$ 1,900,000
Gain (loss) reclassified from OCI into earnings	$ 0
Cash Flow Hedges | Interest rate swap agreements
Derivative [Line Items]
Derivative instrument, notional amount				$ 30.0	$ 23,400,000
Minimum | Derivatives Not Designated as Hedging Instruments | Cash Flow Hedges
Derivative [Line Items]
Derivative term of contract	1 month
Maximum | Derivatives Not Designated as Hedging Instruments | Cash Flow Hedges
Derivative [Line Items]
Derivative term of contract	3 months